SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Sit ESG Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.9%

Asia - 8.6%

Japan - 7.5%
Astellas Pharma, Inc.	6,400	99,999
Keyence Corp.	200	92,741
Recruit Holdings Co., Ltd.	3,100	134,686
Shiseido Co., Ltd.	1,100	55,559
Sony Group Corp., ADR	1,925	197,717
Terumo Corp.	2,600	78,672

		659,374

Singapore - 1.1%
Singapore Technologies Engineering, Ltd.	31,200	94,506

Europe - 34.4%

France - 1.5%
Faurecia SE	1,815	47,206
Safran SA, ADR	2,750	80,850

		128,056

Germany - 6.3%
adidas AG, ADR	650	75,933
Allianz SE, ADR	8,800	209,264
Deutsche Post AG	1,550	74,015
Infineon Technologies AG	1,225	41,442
Muenchener Rueckversicherungs AG	125	33,417
Siemens AG, ADR	1,775	122,724

		556,795

Ireland - 5.8%
Accenture, PLC	575	193,907
CRH, PLC, ADR	1,200	48,072
Medtronic, PLC	1,225	135,914
Trane Technologies, PLC	875	133,612

		511,505

Spain - 2.0%
Iberdrola SA, ADR	4,050	176,823

Sweden - 1.2%
Telefonaktiebolaget LM Ericsson, ADR	11,175	102,140

Switzerland - 6.4%
Chubb, Ltd.	250	53,475
Logitech International SA	1,550	114,359
Lonza Group AG	185	134,052
Nestle SA, ADR	1,200	156,120
Novartis AG, ADR	1,200	105,300

		563,306

United Kingdom - 11.2%
AstraZeneca, PLC, ADR	2,950	195,703
BAE Systems, PLC, ADR	3,500	131,845
Coca-Cola Europacific Partners, PLC	2,100	102,081
Diageo, PLC, ADR	785	159,465
Entain, PLC *	4,300	92,111
HomeServe, PLC	6,525	72,258
RELX, PLC, ADR	4,700	146,170
Smith & Nephew, PLC	5,550	88,272

		987,905

Name of Issuer	Quantity	Fair Value ($)

North America - 55.9%

United States - 55.9%
3M Co.	400	59,552
AbbVie, Inc.	665	107,803
Adobe, Inc. *	450	205,029
AES Corp.	3,025	77,833
Alphabet, Inc. - Class A *	125	347,669
Apple, Inc.	3,600	628,596
Baxter International, Inc.	1,650	127,941
Broadcom, Inc.	75	47,226
CVS Health Corp.	1,550	156,876
Dexcom, Inc. *	270	138,132
Ecolab, Inc.	325	57,382
FedEx Corp.	375	86,771
Goldman Sachs Group, Inc.	600	198,060
Home Depot, Inc.	745	223,001
Johnson & Johnson	1,175	208,245
JPMorgan Chase & Co.	1,075	146,544
Lockheed Martin Corp.	185	81,659
Microsoft Corp.	2,000	616,620
NIKE, Inc.	850	114,376
NVIDIA Corp.	1,000	272,860
PepsiCo, Inc.	875	146,458
salesforce.com, Inc. *	850	180,472
Starbucks Corp.	1,600	145,552
T Rowe Price Group, Inc.	475	71,815
TJX Cos., Inc.	1,380	83,600
UnitedHealth Group, Inc.	500	254,985
Visa, Inc.	475	105,341
Vital Farms, Inc. *	2,575	31,827

		4,922,225

Total Common Stocks (cost: $5,522,364)		8,702,635

Short-Term Securities - 1.0%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.12% (cost $91,138)	91,138	91,138

Total Investments in Securities - 99.9% (cost $5,613,502)		8,793,773

Other Assets and Liabilities, net - 0.1%		9,332

Total Net Assets - 100.0%		$8,803,105

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

MARCH 31, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Sit ESG Growth Fund (Continued)

Portfolio Structure - By Sector	(% of Total Net Assets)
Technology Services	19.1%
Health Technology	16.1
Electronic Technology	14.8
Consumer Non-Durables	9.2
Producer Manufacturing	8.5
Finance	8.1
Consumer Services	5.6
Retail Trade	5.3
Health Services	2.9
Utilities	2.9
Consumer Durables	2.2
Transportation	1.8
Process Industries	1.0
Commercial Services	0.8
Non-Energy Minerals	0.6
Short-Term Securities	1.0

99.9
Other Assets and Liabilities, net	0.1

100.0%

A summary of the levels for the Fund’s investments as of March 31, 2022 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks
France	80,850	47,206	—	128,056
Germany	407,921	148,874	—	556,795
Ireland	511,505	—	—	511,505
Japan	197,717	461,657	—	659,374
Singapore	—	94,506	—	94,506
Spain	176,823	—	—	176,823
Sweden	102,140	—	—	102,140
Switzerland	429,254	134,052	—	563,306
United Kingdom	807,522	180,383	—	987,905
United States	4,922,225	—	—	4,922,225
Short-Term Securities	91,138	—	—	91,138

Total:	7,727,095	1,066,678	—	8,793,773

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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